Income tax	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Income tax

Note 5 — Income tax

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HKCo was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the consolidated financial statements as HKCo has no assessable profits for the year ended March 31, 2023.

Singapore

SingaporeCo was incorporated in Singapore, are governed by the income tax law of the Singapore and is subject to Singapore enterprise income tax (“Singapore EIT”). The Singapore EIT rate of Singapore is 17%.

China

The Company’s operating subsidiary, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“PRC EIT”). The PRC EIT rate of PRC is 25%.

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2023	2022
Earnings (loss) for the year	$(5,457,763)	$(1,749,870)

Expected income tax (recovery)	(337,114)	(181,189)
Change in statutory, foreign tax, foreign exchange rates and other	(11,013)	(51,491)
Permanent Difference	9,093	86,824
Change in unrecognized deductible temporary differences	339,034	145,856
Total income tax expense (recovery)	$—	$—

	Year Ended March 31,
	2023	2022
Deferred Tax Assets (liabilities)
Non-capital losses available for future period	979,448	569,585
	979,448	569,585
Unrecognized deferred tax assets	(979,448)	(569,585)
Net deferred tax asset (liability)	$—	$—

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	As of March 31,		As of March 31,
	2023	Expiry Date Range	2022	Expiry Date Range
Temporary Differences
Non-capital losses available for future period - finite	463,605	5 years	—	N/A
Non-capital losses available for future period	4,602,150	No expiry date	3,350,502	No expiry date

Tax attributes are subject to review, and potential adjustment, by tax authorities.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The entity located in PRC are subject to examination in China and tax years for 2019 through 2021 are still open for examination in China. The entity located in Singapore are subject to examination in Singapore and tax years for 2018 through 2022 are still open for examination in Singapore.

Significant estimates — recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At March 31, 2023 and 2022, there is an unrecognized deferred tax asset from net operating losses of $979,448 and $569,585, respectively.

The net operating losses in China can be carried forward up to five years from the year subsequent to the year in which the loss was incurred. Loss carryback is not permitted.

The net operating losses in Singapore may be carried forward indefinitely in general, subject to compliance with a shareholding test. Losses and unutilized capital allowances may be carried back for one year, subject to a cap of SGD $100,000 and compliance with the shareholding test.

Uncertain Tax Positions

The Company did not have significant unrecognized uncertain tax positions, or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2023 and 2022.